Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
FIS Christian Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name	FIS Christian Stock Fund NAV
Account Value	$ 11,149	$ 9,105	$ 9,318
FIS Knights of Columbus Global Belief ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FIS Knights of Columbus Global Belief ETF NAV
Account Value	$ 10,725	8,701	8,884
FIS Christian Stock Fund Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FIS Christian Stock Fund Market
Account Value	$ 11,136	9,124	9,318
MSCI WORLD Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD Index Net (USD)
Account Value	$ 11,714	9,378	9,187
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,221	9,534	9,263
FIS Knights of Columbus Global Belief ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FIS Knights of Columbus Global Belief ETF Market
Account Value	$ 10,732	8,704	8,851
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 11,359	9,193	9,115
FTSW All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSW All World Index
Account Value	$ 11,349	$ 9,204	$ 9,126